Document and Entity Information	Jan. 21, 2021
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 21, 2021
Entity Registrant Name	UWM Holdings Corporation
Entity Incorporation, State or Country Code	DE
Entity File Number	001-39189
Entity Tax Identification Number	82-2124167
Entity Address, Address Line One	585 South Blvd E
Entity Address, City or Town	Pontiac
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48341
City Area Code	800
Local Phone Number	981-8898
Entity Information, Former Legal or Registered Name	Gores Holdings IV, Inc.
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001783398
Former Address [Member]
Document And Entity Information [Line Items]
Entity Address, Address Line One	9800 Wilshire Blvd.
Entity Address, City or Town	Beverly Hills
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	90212
Class A Common Stock
Document And Entity Information [Line Items]
Title of 12(b) Security	Class A Common Stock, par value $0.0001 per share
Trading Symbol	UWMC
Security Exchange Name	NYSE
Warrant
Document And Entity Information [Line Items]
Title of 12(b) Security	Warrants, each warrant exercisable for one share of Class A Common Stock at an exercise price of $11.50
Trading Symbol	UWMCW
Security Exchange Name	NYSE